INVESTMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
INVESTMENTS	INVESTMENTS
Accounting policy
Investments in entities accounted for using the equity method
The Company’s investments in entities accounted for using the equity method comprise its interests in associates and joint ventures.
Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies.
To be classified as a jointly controlled entity (joint venture), there must be a contractual agreement that allows the Company to share control of the entity and gives the Company the right to the net assets of the joint venture, and not the right to its specific assets and liabilities.
Such investments are initially recognized at cost. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of the investees, until the date on which significant influence or joint control ceases.
The Company’s main associates and joint ventures are:
✈Águas Azuis Construção Naval SPE Ltda.: special purpose entity established by Embraer, Atech - Negócios em Tecnologia S.A. and Thyssenkrup Marine Systems GmbH with the purpose of supplying military vessels of high technological complexity. The Company’s total ownership percentage in the investee is 25%.
✈Fundo de Investimento em Participações Aeroespacial Multiestratégia: equity investment fund established with the Banco Nacional de Desenvolvimento Econômico Social (“BNDES”), Financiadora de Estudos e Projetos (“FINEP”) and Desenvolve SP, created to strengthen the supply chains related to aerospace, aviation, defense, and security and promote the systems integration related to these sectors through support for small and medium enterprises. The Company’s total ownership percentage in the investee is 34.10%.
✈MSW Multicorp 2 Fundo de Investimentos em Participações - Capital Semente: multi-corporate venture capital investment fund established by Embraer, jointly with Rio de Janeiro’s Development Agency (“AgeRio”), Acumuladores Moura S.A. and Banco do Brasil Seguros that invests in early-stage companies which demonstrate synergy with its investors. The Company’s total ownership percentage in the investee is 37.94%.
✈Nidec Aerospace, LLC.: joint venture established together with Nidec Motor Corporation for the joint development and manufacture of electrical propulsion systems for aeronautical use, including vertical take-off vehicles and fixed-wing aircraft. The Company’s total ownership percentage in the investee is 49%.
✈Xmobots Holding S.A.: associate focused on manufacturing, maintenance, and sale of unmanned vehicles; producing robotic and remote sensing systems; and developing of software for agricultural mapping and controlling. The Company’s total ownership percentage in the investee is 36.92%.
In November 2025, the Company established a fiduciary assignment over all the shares it holds in Xmobots Holding S.A. as collateral for the obligations assumed by Xmobots Aeroespacial e Defesa Ltda., in the amount equivalent to US$25.1.
Xmobots Aeroespacial e Defesa Ltda. is a wholly owned by Xmobots Holding S.A.
As of December 31, 2025, Management assessed that there is no evidence of impairment, default, or risk of enforcement of the collateral and, therefore, the investment remains fully recognized.
11.1 Investments movement

		12.31.2024	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Addition (*)	12.31.2025
MSW Multicorp 2 Fundo de Investimento em Participações		2.8	0.3	0.4	—	—	3.5
Xmobots Holding S.A.	(i)	20.0	(2.6)	2.1	—	—	19.5
Fundo de Investimento em Participações Aeroespacial Multiestratégia		2.2	(1.1)	0.6	—	0.1	1.8
Nidec Aerospace, LLC.		3.0	(8.9)	—	—	9.8	3.9
Águas Azuis Construção Naval SPE Ltda.		15.7	5.4	2.0	(21.5)	—	1.6
		43.7	(6.9)	5.1	(21.5)	9.9	30.3
(*) The difference identified when comparing the total additions in this rollforward with the total additions in subsidiaries and associates, net of cash acquired, as presented in the statement of cash flows, relates to payments made in the third quarter of 2025 in connection with the additional acquisition of an interest in Xmobots Holding S.A. Although the acquisition was completed in March 2024, the corresponding cash payments were made in a subsequent period.

		12.31.2023	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Addition	12.31.2024
MSW Multicorp 2 Fundo de Investimento em Participações		1.7	0.9	(0.9)	—	1.1	2.8
Xmobots Holding S.A.	(i)	—	(1.3)	(4.4)	—	25.7	20.0
Fundo de Investimento em Participações Aeroespacial Multiestratégia		3.3	0.5	(1.1)	(0.6)	0.1	2.2
Nidec Aerospace, LLC.		5.6	(6.5)	—	—	3.9	3.0
Águas Azuis Construção Naval SPE Ltda.		17.6	2.1	(4.0)	—	—	15.7
		28.2	(4.3)	(10.4)	(0.6)	30.8	43.7

(i)In 2024, the Company acquired an additional 26.68% equity interest in the investee and completed the purchase price allocation for this transaction in the reporting period.
As of December 31, 2025, the carrying amount of the investment consisted of the equity value corresponding to the Company’s interest in the investee’s shareholders’ equity, totaling US$4.3 (2024: US$5.8), the fair value step‑up on net identifiable assets attributable to the Company, amounting to US$4.2 (2024: zero), and goodwill allocated to the Company of US$11.0 (2024: US$14.1). Management assessed that, as of the reporting date, there was no evidence of impairment of the investment.
11.2 Interests in Entities
11.2.1Subsidiaries Without Non‑Controlling Interests
There are no contractual or legal restrictions on Embraer’s access to assets or settlement of liabilities of these subsidiaries.
There are inherent risks to the operations of these entities, the most significant of which are described below:
✈Economic risk: potential losses arising from fluctuations in market conditions (product prices, exchange rates and interest rates).
✈Operational risk: potential losses resulting from the emergence of new technologies or from failures of current processes.
✈Credit risk: potential losses that may occur if a third party (customer) becomes unable to meet its contractual obligations.
✈Liquidity risk: the subsidiary’s inability to meet its financial obligations as they fall due.
11.2.2Subsidiaries with non-controlling interests

	12.31.2025			12.31.2024			12.31.2023
	Non-controlling interest			Non-controlling interest			Non-controlling interest
	%	Equity	Income (loss)	%	Equity	Income (loss)	%	Equity	Income (loss)
Embraer CAE Training Services, LLC	49.0%	39.0	4.6	49.0%	34.3	5.4	49.0%	29.0	5.4
Embraer CAE Training Services (NL) B.V.	49.0%	11.6	1.3	49.0%	9.3	0.2	49.0%	9.4	(0.2)
EVE Holding Inc.	27.3%	115.6	(2.0)	16.3%	34.1	(2.3)	10.6%	11.0	(9.9)
OGMA - Indústria Aeronáutica de Portugal S.A.	35.0%	51.5	3.1	35.0%	42.7	(0.5)	35.0%	46.0	0.8
Tempest Serviços de Informática S.A.	—%	—	—	—%	—	(0.4)	23.4%	7.2	4.7
Visiona Tecnologia Espacial S.A.	49.0%	13.9	0.1	49.0%	12.9	(0.3)	49.0%	14.5	(0.5)
		231.6	7.1		133.3	2.1		117.1	0.3
Listing Expenses (i)		135.7	—		135.7	—		135.7	—
		367.3	7.1		269.0	2.1		252.8	0.3
(i) Refers to the expenses related to the listing of Eve Holding on the NYSE, completed in 2022, which were fully recognized by Embraer.
The financial position of the most significant entities with non-controlling interests is summarized below, which are OGMA - Indústria Aeronáutica de Portugal S.A., Eve Holding and Embraer CAE Training Services, LLC.

	OGMA			EVE			Embraer CAE Training Services, LLC
	12.31.2025	12.31.2024	12.31.2023	12.31.2025	12.31.2024	12.31.2023	12.31.2025	12.31.2024	12.31.2023
Total assets	455.8	351.3	289.5	503.5	304.2	230.1	95.1	96.7	83.4
Total liabilities	308.7	229.3	158.0	79.1	95.0	126.1	15.6	26.6	24.2
Shareholders’ equity	147.1	122.1	131.5	424.4	209.2	104.0	79.5	70.0	59.2
Revenue	386.7	314.0	250.1	—	—	—	34.8	33.4	29.3
Net income (loss) for the year	8.9	(1.5)	2.3	(32.6)	1.6	(96.2)	9.4	10.9	11.0

The market capitalization of the Company's interest in Eve Holding amounted to US$1,010.5 (2024: US$1,355.6), based on 253,323,300 (2024: 249,199,589) outstanding shares at a quoted market price of US$3.99 (2024: US$5.44) per share.
The share price, which is derived from quoted market prices, does not necessarily represent the amount that would be realized upon the sale of a significant or representative block of shares, as such a transaction could be subject to liquidity constraints and market impact.
Subsidiaries with non-controlling interests are subject to the same operational, financial and market risks as the wholly owned subsidiaries.
The Company has significant restrictions on its ability to access the cash balances, cash equivalents and financial investments held by Eve Holding to settle obligations not directly related to Eve Holding’s operations, as defined in the Eve Holding shareholders’ agreement (protective law).